Intangible assets (Tables)	12 Months Ended
Apr. 02, 2023
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets and Changes of Intangible Assets with Finite Lives
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Customer lists	10 years
Distribution rights	10 years
Intangible assets comprise the following:

	April 2, 2023	April 3, 2022
	$	$
Intangible assets with finite lives	19.3	6.4
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	135.1	122.2
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
March 28, 2021	5.6	17.9	—	—	23.5
Additions	2.9	0.3	—	—	3.2
April 3, 2022	8.5	18.2	—	—	26.7
Additions	1.8	0.1	—	—	1.9
Additions from business combinations (note 5)	—	—	7.7	7.2	14.9
April 2, 2023	10.3	18.3	7.7	7.2	43.5

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
March 28, 2021	2.2	12.3	—	—	14.5
Amortization	1.4	4.4	—	—	5.8
April 3, 2022	3.6	16.7	—	—	20.3
Amortization	1.8	0.7	0.7	0.7	3.9
April 2, 2023	5.4	17.4	0.7	0.7	24.2

Net book value
April 3, 2022	4.9	1.5	—	—	6.4
April 2, 2023	4.9	0.9	7.0	6.5	19.3